License Fees, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
License Fees, Net
Weighted Average Remaining Amortization Period (years)	8 years 11 days	8 years 9 months 26 days
Gross Carrying Amount	$ 13,225	$ 8,854
Accumulated Amortization	(3,475)	(1,897)
Net	$ 9,750	$ 6,957	$ 11,612